ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended
Sep. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of
	December 31,	September 30,
	2021	2022
Payable to franchisees	710	297
Other payables	535	955
Accrued rental, utilities and other accrued expenses	209	359
Liabilities related to customer loyalty program	135	156
Value-added tax, other tax and surcharge payables	132	193
Payable to noncontrolling interest holders	117	94
Total	1,838	2,054

Payable to franchisees mainly represents room charges received on behalf of franchisees and are payable within one year. From time to time, the Group receives cash advances from noncontrolling interest holders of entities that are not wholly owned by the Group. Such advances are non-interest bearing and are payable within one year or on demand.